Stock-Based Incentive Plan (Stock Awards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares under stock awards, outstanding at beginning of period	13,563,881	16,616,617	23,599,256
Weightedaverage exercise price per share, outstanding at beginning of period	$ 22.05	$ 19.54	$ 17.42
Number of shares under stock awards, granted	6,226,185	2,182,035	3,130,843
Weighted average exercise price per share, granted	$ 52.37	$ 32.92	$ 23.37
Number of shares under stock awards, exercised	(2,720,048)	(4,367,871)	(9,360,396)
Weighted average exercise price per share, exercised	$ 20.25	$ 17.80	$ 15.40
Number of shares under stock awards, forfeited	(862,241)	(866,900)	(753,086)
Weighted average exercise price per share, forfeited	$ 38.28	$ 23.12	$ 20.24
Number of shares under stock awards, outstanding at end of period	16,207,777	13,563,881	16,616,617
Weighted average exercise price per share, outstanding at end of period	$ 33.21	$ 22.05	$ 19.54
Number of shares under stock awards, vested and expected to vest at period end	15,548,906
Weighted average exercise price per share, vested and expected to vest at period end	$ 33.14
Number of shares under stock awards, exercisable at period end	7,654,835
Weighted average exercise price per share, exercisable at period end	$ 20.42